Share Capital - Reconciliation of Number of Shares Issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares
Balance, beginning of year	72,543	72,206
Stock options exercised	0	337
Balance, end of year	72,543	72,543
Amount
Balance, beginning of year	$ 152,805	$ 152,084
Stock options exercised	0	547
Transfer from contributed surplus on exercise of options	0	174
Balance, end of year	$ 152,805	$ 152,805